PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 2,211	$ 2,768
Environmental rehabilitation (“PER”)
Disclosure of other provisions [line items]
Provisions	2,013	2,559
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	46	48
Share-based payments
Disclosure of other provisions [line items]
Provisions	14	17
Other employee benefits
Disclosure of other provisions [line items]
Provisions	36	42
Other
Disclosure of other provisions [line items]
Provisions	$ 102	$ 102